Commitments And Contingencies - Additional Information (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2023	Jan. 01, 2022
Rental expenses	¥ 20,419	¥ 28,997	¥ 24,766
Subsequent Event [Member]
Lessee, Operating Lease, Liability, to be Paid, Year One					¥ 43,301
Lessee, Operating Lease, Liability, to be Paid, Year Two				¥ 43,301